Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

July 20, 2018

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Index Shares Funds: Post-Effective Amendment No. 138 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)

Ladies and Gentlemen:

On behalf of our client, SPDR® Index Shares Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 138 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. The purpose of PEA No. 138 is to reflect changes to the name and principal investment strategy for the SPDR® Solactive Hong Kong ETF (formerly, the SPDR MSCI Hong Kong StrategicFactors ETF) (the “Fund”) and to make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001